UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-5565

                           Scudder Mutual Funds, Inc.
                           --------------------------
               (Exact name of registrant as specified in charter)


                             Two International Place
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)


                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190
                                                     --------------

Date of fiscal year end:  10/31
                          -----

Date of reporting period: 7/31/05
                         --------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Gold and Precious Metals Fund
Investment Portfolio as of July 31, 2005 (Unaudited)
--------------------------------------------------------------------------------------------------------------------------

                                                                                             Shares              Value ($)
                                                                                        ----------------------------------

Common Stocks and Warrants 97.3%
Australia 8.7%
Adamus Resources Ltd.* (a)                                                                2,750,000               803,244
Central Asia Gold Ltd.* (a)                                                               4,800,000             2,089,229
Giants Reef Mining Ltd.* (a)                                                             45,000,000               170,336
Mineral Deposits Ltd.*                                                                    3,000,000             1,494,250
Newcrest Mining Ltd.                                                                      2,302,500            28,420,194
Sino Gold Ltd.*                                                                           3,090,000             4,310,552
                                                                                                             ------------
(Cost $32,553,906)                                                                                             37,287,805

Canada 61.3%
Aber Diamond Corp.                                                                          282,500             8,770,067
African Minerals Co. (Warrants) 144A* (c)                                                 1,000,000             3,290,000
African Minerals Co. (Warrants) "SP" 144A* (c)                                              750,000             2,055,000
Anatolia Minerals Development Ltd.* (c)                                                     700,000               920,714
Anatolia Minerals Development Ltd. (Warrants)* (c)                                          350,000                38,247
Anooraq Resources Corp.* (c)                                                              2,000,000             1,731,955
Apollo Gold Corp. (Warrants) 144A* (c)                                                      375,000                     3
Barrick Gold Corp.                                                                        1,657,000            40,596,500
Bema Gold Corp.*                                                                          7,500,000            16,359,626
Bolivar Gold Corp. (Warrants)* (c)                                                        1,066,667             1,612,135
Bolivar Gold Corp.*                                                                       1,300,000             2,867,530
Bolivar Gold Corp. (Warrants)* (c)                                                        1,650,000             1,752,379
Brazilian Diamonds Ltd.*                                                                  1,800,000               521,992
Cambior, Inc. (Warrants)* (c)                                                               922,500               429,578
Cambior, Inc.*                                                                            5,780,000            12,277,276
Cardero Resources Corp.* (a) (c)                                                          1,237,700             3,033,455
Centerra Gold, Inc.*                                                                        279,000             4,079,980
Crystallex International Corp.* (a)                                                       6,075,000            16,767,000
Crystallex International Corp. (Warrants)* (a) (c)                                          450,000               224,609
Desert Sun Mining Corp. (Warrants)* (a) (c)                                                 600,000               274,499
Desert Sun Mining Corp.* (a) (c)                                                          4,620,000             6,982,558
Eldorado Gold Corp.*                                                                      2,915,000             7,882,562
FNX Mining Co., Inc.*                                                                       453,200             4,579,947
Fronteer Development Group, Inc.*                                                         1,400,000             3,374,045
Gammon Lakes Resources, Inc.*                                                               670,000             4,619,746
Gateway Gold Corp.* (a) (c)                                                                 600,000               563,703
Goldcorp, Inc. (d)                                                                          571,000             9,284,460
Goldcorp, Inc. (d)                                                                        1,475,000            23,979,821
Golden Star Resources Ltd.*                                                               2,249,200             6,890,650
Great Basin Gold Ltd.* (a)                                                                4,000,000             3,463,911
Guinor Gold Corp.* (a)(d)                                                                11,023,500             8,555,472
Guinor Gold Corp.* (a)(d)                                                                 2,000,000             1,552,224
Kinross Gold Corp.* (d)                                                                     243,000             1,351,080
Kinross Gold Corp.* (d)                                                                   2,030,000            11,210,980
Kirkland Lake Gold, Inc.* (a)                                                             1,000,000             3,398,554
Linear Gold Corp.*                                                                          250,000             1,180,507
Northern Lion Gold Corp.* (a) (c)                                                         1,050,000               420,326
Orezone Resources, Inc. 144A* (c)                                                           262,500               373,147
Peru Copper, Inc. (Warrants)* (c)                                                           395,000                16,135
Placer Dome, Inc. (d)                                                                       677,000             9,389,990
Placer Dome, Inc. (d)                                                                     1,982,000            27,526,653
Radius Explorations Ltd. (Warrants) 144A* (c)                                               400,000                    68
Radius Gold, Inc.*                                                                        1,877,778             1,319,300
Radius Gold, Inc. (Warrants)* (c)                                                            88,889                    41
Shore Gold, Inc.* (c)                                                                     1,164,750             4,243,932
Stornoway Diamond Corp.* (c)                                                                950,000               993,424
Strongbow Resources, Inc.* (c)                                                              600,000               160,533
Sunridge Gold Corp. (Warrants) 144A* (a) (c)                                                100,000                     0
Wolfden Resources, Inc.* (a) (c)                                                          1,248,500             2,600,935
                                                                                                             ------------
(Cost $271,999,578)                                                                                           263,517,249

Ireland 1.9%
Celtic Resources Holdings PLC 144A*                                                       1,350,000             8,185,934
(Cost $5,278,794)                                                                                            ------------

Papua New Guinea 1.8%
Lihir Gold Ltd.*                                                                          7,600,000             7,524,887
(Cost $6,168,018)                                                                                            ------------

Peru 3.9%
Compania de Minas Buenaventura SA (ADR)                                                     716,000            16,847,480
(Cost $18,496,829)                                                                                           ------------

South Africa 13.3%
Anglo America Platinum Corp., Ltd.                                                          413,000            18,305,808
AngloGold Ashanti Ltd. (ADR)                                                                380,000            13,064,400
Gold Fields Ltd. (ADR)                                                                      780,000             8,416,200
Harmony Gold Mining Co., Ltd. (ADR)                                                       2,135,000            17,507,000
                                                                                                             ------------
(Cost $65,370,549)                                                                                             57,293,408

United Kingdom 3.7%
Kalahari Diamonds Ltd.* (c)                                                                 322,580               453,560
Lonmin PLC                                                                                  480,000             9,631,113
Randgold Resources Ltd. (ADR)*                                                              430,000             5,719,000
                                                                                                             ------------
(Cost $13,888,127)                                                                                             15,803,673

United States 2.7%
International Alliance Pacific Resources, Inc. (Warrants)*                                  500,000               500,000
Newmont Mining Corp.                                                                        299,000            11,227,450
                                                                                                             ------------
(Cost $13,041,562)                                                                                             11,727,450


Total Common Stocks (Cost $426,797,363)                                                                       418,187,886
                                                                                                             ------------
Cash Equivalents 2.7%
United States
Scudder Cash Management QP Trust, 3.34% (b)
(Cost $11,725,989)                                                                       11,725,989            11,725,989
                                                                                                             ------------

                                                                                             % of
                                                                                           Net Assets         Value ($)
                                                                                           ----------         ---------

Total Investment Portfolio  (Cost $438,523,352)                                               100.0           429,913,875
Other Assets and Liabilities, Net                                                               0.0               190,203
                                                                                                             ------------
Net Assets                                                                                    100.0           430,104,078
                                                                                                             ============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.

(a) Affiliated issuers. An affiliated issuer includes any company in which the Fund has ownership of at least 5% of the outstanding voting securities. A summary of the Fund's transactions during the nine months ended July 31, 2005, with companies which are or were affiliates is as follows:


                      Value ($) at     Total            Total         Total        Shares/     Value ($) at
                      October 31,     Purchase          Sales         Gain/       Principal      July 31,
Affiliate                 2004          Cost           Cost($)        (Loss)      Amount($)        2005
-------------------------------------------------------------------------------------------------------------
Adamus
Resources Ltd.            1,516,538       72,191                -              -    2,750,000        803,244
-------------------------------------------------------------------------------------------------------------
Cardero
Resources
Corp.                     4,208,949            -          650,716        382,592    1,237,700      3,033,455
-------------------------------------------------------------------------------------------------------------
Central Asia
Gold Ltd.                 1,906,890      341,963                -              -    4,800,000      2,089,229
-------------------------------------------------------------------------------------------------------------
Crystallex
International
Corp.                    24,978,000    4,936,959        8,597,031      2,651,666    6,075,000     16,767,000
-------------------------------------------------------------------------------------------------------------
Crystallex
International
Corp.
(Warrants)                  636,975            -                -              -      450,000        224,609
-------------------------------------------------------------------------------------------------------------
Desert Sun
Mining Corp.              5,107,932      796,802          523,052        422,697    4,620,000      6,982,558
-------------------------------------------------------------------------------------------------------------
Desert Sun
Mining Corp.
(Warrants)                  182,005            -                -              -      600,000        274,499
-------------------------------------------------------------------------------------------------------------
Gateway
Gold Corp.                1,881,533            -          886,118     (1,056,082)     600,000        563,703
-------------------------------------------------------------------------------------------------------------
Gateway
Gold Corp.
(Warrants)                        -            -                -        (17,335)           -          N\A**
-------------------------------------------------------------------------------------------------------------
Giants Reef
Mining Ltd.               3,043,546            -          612,765              -   45,000,000        170,336
-------------------------------------------------------------------------------------------------------------
Great Basin
Gold Ltd.                 6,197,991            -                -              -    4,000,000      3,463,911
-------------------------------------------------------------------------------------------------------------
Guinor
Gold Corp.                9,940,562            -                -              -   11,023,500      8,555,472
-------------------------------------------------------------------------------------------------------------
Guinor
Gold Corp.                        -    1,743,173        1,238,106        730,907    2,000,000      1,552,224
-------------------------------------------------------------------------------------------------------------
Kirkland Lake
Gold, Inc.                7,632,712            -        1,366,530        421,487    1,000,000      3,398,554
-------------------------------------------------------------------------------------------------------------
Northern Lion
Gold Corp.                1,217,463            -          134,841         (4,683)   1,050,000        420,326
-------------------------------------------------------------------------------------------------------------
Odyssey
Resources Ltd.              165,526            -          174,860       (436,922)           -          N/A**
-------------------------------------------------------------------------------------------------------------
Odyssey
Resources Ltd.
(Warrants)                        -            -                -           (679)           -          N/A**
-------------------------------------------------------------------------------------------------------------
Queenstake
Resources Ltd.            4,108,711                     3,500,218     (2,934,736)           -          N/A**
-------------------------------------------------------------------------------------------------------------

Red 5 Ltd.                1,418,950            -          907,459        117,115            -          N/A**
-------------------------------------------------------------------------------------------------------------
Red 5 Ltd.
(Warrants)                    4,487            -                -              -            -          N/A**
-------------------------------------------------------------------------------------------------------------
Sunridge Gold
Corp. (Warrants)                172            -                -              -      100,000              0
-------------------------------------------------------------------------------------------------------------
Wolfden
Resources, Inc.           9,791,965                     4,606,601      3,152,394    1,248,500      2,600,935
-------------------------------------------------------------------------------------------------------------
Wolfden
Resources, Inc.
(Warrants)                  120,114            -                -              -            -          N\A**
-------------------------------------------------------------------------------------------------------------

Total                    84,061,021                                    3,428,421                  50,900,055
-------------------------------------------------------------------------------------------------------------

** No longer an affiliate at July 31, 2005.

(b) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(c) The Fund may purchase securities that are subject to legal or contractual restriction on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund.

Schedule of Restricted                 Acquisition                   Acquisition     Value as %
Securities                                Date         Cost ($)        Value ($)   of Net Assets
------------------------------------------------------------------------------------------------
African Minerals Co.* (Warrants)    September 2003    6,000,000        3,290,000           0.76
------------------------------------------------------------------------------------------------
African Minerals Co.                 November 2003    6,000,000        2,055,000           0.48
------------------------------------------------------------------------------------------------
Anatolia Minerals
Developmant Ltd.                     December 2004    1,010,324          920,714           0.21
------------------------------------------------------------------------------------------------
Anatolia Minerals
Developmant Ltd.(Warrants)           December 2004       24,610           38,247           0.01
------------------------------------------------------------------------------------------------
Anooraq Resources Corp.              December 2003    2,441,301        1,731,955           0.40
------------------------------------------------------------------------------------------------
Apollo Gold Corp.(Warrants)          December 2002      251,171                3           0.00
------------------------------------------------------------------------------------------------
Bolivar Gold Corp. (Warrants)         October 2003      160,836        1,612,135           0.37
------------------------------------------------------------------------------------------------
Bolivar Gold Corp.(Warrants)          October 2003      613,333        1,752,379           0.41
------------------------------------------------------------------------------------------------
Cambior, Inc. (Warrants)              October 2003      625,779          429,578           0.10
------------------------------------------------------------------------------------------------
Cadero Resources Corp.                October 2003    2,727,248        3,033,455           0.71
------------------------------------------------------------------------------------------------
Crystallex International
Corp. (Warrants)                    September 2003      269,339          224,609           0.05
------------------------------------------------------------------------------------------------
Desert Sun Mining Corp.             September 2004    5,481,067        6,982,558           1.62
------------------------------------------------------------------------------------------------
Desert Sun Mining Corp.
(Warrants)                          September 2004      200,182          274,499           0.06
------------------------------------------------------------------------------------------------
Gateway Gold Corp.                     August 2003    3,567,499          563,703           0.13
------------------------------------------------------------------------------------------------
Kalahari Diamonds Ltd.               December 2002      514,790          453,560           0.11
------------------------------------------------------------------------------------------------
Northern Lion Gold Corp.            September 2004    1,224,212          420,326           0.10
------------------------------------------------------------------------------------------------
Orezone Resources, Inc.144A           October 2003      297,437          373,147           0.09
------------------------------------------------------------------------------------------------
Peru Copper, Inc. (Warrants)        September 2004       90,511           16,135           0.00
------------------------------------------------------------------------------------------------
Radious Explorartions Ltd.
(Warrants) 144A                         March 2004       45,435               68           0.00
------------------------------------------------------------------------------------------------
Radius Gold, Inc.(Warrants)           October 2003        9,989               41           0.00
------------------------------------------------------------------------------------------------
Shore Gold, Inc.                     February 2004    1,775,850        4,243,932           0.99
------------------------------------------------------------------------------------------------
Stornoway Diamond Corp.                August 2003    1,466,663          993,424           0.23
------------------------------------------------------------------------------------------------
Strongbow Resources, Inc.              August 2003      256,556          160,533           0.04
------------------------------------------------------------------------------------------------
Sunridge Gold Corp.(Warrants)144A   September 2003       15,243                -           0.00
------------------------------------------------------------------------------------------------
Wolfden Resources, Inc.                   May 2003    6,098,624        2,600,935           0.60
------------------------------------------------------------------------------------------------
Total Restricted Securities                                           32,170,936           7.47
------------------------------------------------------------------------------------------------

(d) Securities with the same description are the same corporate entity but trade on different stock exchanges.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transaction exempt from registration, normally to qualified institutional buyers.

ADR:  American Depositary Receipts.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Gold and Precious Metals Fund, a
                                    series of Scudder Mutual Funds, Inc.


By:                                 /s/Julian Sluyters
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               September 23, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Gold and Precious Metals Fund, a
                                    series of Scudder Mutual Funds, Inc.


By:                                 /s/Julian Sluyters
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               September 23, 2005



By:                                 /s/Paul Schubert
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               September 23, 2005